Document and Entity Information	Apr. 19, 2021
Cover [Abstract]
Entity Registrant Name	GUARANTY BANCSHARES, INC.
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K furnished by Guaranty Bancshares, Inc., a Texas corporation (the “Company”), with the Securities and Exchange Commission (the “SEC”) on April 19, 2021 (the “Original Form 8-K”). The purpose of this Amendment is to retroactively adjust the per common share data for all periods presented in the financial information furnished in Exhibit 99.1 to the Original Form 8-K to give effect to the 10% stock dividend issued in the first quarter of 2021.
Entity Central Index Key	0001058867
Document Type	8-K/A
Document Period End Date	Apr. 20, 2021
Entity Incorporation, State or Country Code	TX
Entity File Number	001-38087
Entity Tax Identification Number	75-1656431
Entity Address, Address Line One	16475 Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	888
Local Phone Number	572-9881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	GNTY
Security Exchange Name	NASDAQ